Fair Values - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount percentage applied to real estate appraised values	15.00%
Discount percentage applied to lot development appraised values	6.00%
Partial charge-offs on impaired loans	$ 28,705	$ 32,480
Allowance for loans individually evaluated for impairment	4,191	3,660
Book Value Of Impaired Loans Carried At Fair Value	11,783	19,643
Impaired loans carried at fair value	9,496	16,963
Impaired Financing Receivable, Related Allowance	4,191	3,660
Impaired Financing Receivable, carried at fair value, related expense	2,100	3,000	$ 8,100
MSR recorded at lower of cost or fair value	9,008	8,613	9,013	$ 7,763
Servicing Asset at Fair Value, Amount	1,900	2,900
Mortgage Servicing Rights, at fair value	9,593	9,057
Valuation allowance of MSR	542	826	1,031	$ 2,324
MSRs recorded at cost	7,100	5,700
Valuation allowance for impairment of recognized servicing assets, provisions (recoveries)	284	205	1,293
Other Real Estate, Foreclosed Assets, and Repossessed Assets	$ 18,651	22,605
Percent of OREO held at fair value	46.00%
Estimated fair value of other real estate owned (OREO)	$ 8,500	10,300
OREO devaluations	1,592	2,406	$ 3,180
Commercial Receivables, excluding Commercial, Financial, and Agricultural [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Related Allowance	$ 2,287	$ 2,680